UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.7%        $ 3,000     Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                  4.75% due 1/01/2025                                                                    $    3,025
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California - 18.3%      4,150     Alameda Corridor Transportation Authority, California, Capital Appreciation
                                  Revenue Refunding Bonds, Subordinate Lien, Series A, 5.45% due 10/01/2025 (a)(n)            3,417
                        1,250     Anaheim, California, Public Financing Authority, Electric System Distribution
                                  Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)                                   1,292
                        2,200     Arcadia, California, Unified School District, Capital Appreciation, GO
                                  (Election of 2006), Series A, 4.96% due 8/01/2039 (f)(n)                                      429
                        3,250     Cabrillo, California, Community College District, GO (Election of 2004),
                                  Series B, 5.20% due 8/01/2037 (g)(n)                                                          699
                        7,405     Cabrillo, California, Community College District, GO (Election of 2004),
                                  Series B, 4.87% due 8/01/2038 (g)(n)                                                        1,512
                        2,790     California State, GO, 5.50% due 4/01/2014 (h)                                               3,063
                            5     California State, GO, 5.50% due 4/01/2028                                                       5
                        4,450     California State, GO, Refunding, 5.25% due 9/01/2010 (h)                                    4,643
                           30     California State, GO, Refunding, 5.125% due 6/01/2027                                          31
                        3,450     California State University, Systemwide Revenue Bonds, Series A, 5% due 11/01/2035 (d)      3,556
                       10,000     California State, Various Purpose, GO, 5.25% due 11/01/2029                                10,482
                        3,200     California State, Various Purpose, GO, 5.50% due 11/01/2033                                 3,421
                        3,875     Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                  Series B, 4.812% due 8/01/2025 (a)(n)                                                       1,607
                        1,200     Chino Valley, California, Unified School District, GO (Election of 2002),
                                  Series C, 5.25% due 8/01/2030 (g)                                                           1,274
                        3,525     Coachella Valley, California, Unified School District, GO (Election of 2005),
                                  Series A, 5% due 8/01/2028 (d)                                                              3,666
                        2,150     East Side Union High School District, California, Santa Clara County, GO
                                  (Election of 2002), Series D, 5% due 8/01/2026 (b)                                          2,241
                        1,230     Fresno, California, Unified School District, GO (Election of 2001), Series E,
                                  5% due 8/01/2030 (f)                                                                        1,283
                        1,600     Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (b)(h)                              1,731
                        5,000     Hacienda-La Puente, California, Unified School District, GO (Election of 2000),
                                  Series B, 5% due 8/01/2027 (f)                                                              5,178
                        4,000     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2029 (d)                                                           4,147
                        2,275     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2036 (d)                                                           2,343

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
PCR            Pollution Control Revenue Bonds
S/F            Single-Family

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,000     Mount Diablo, California, Unified School District, GO (Election of 2002),
                                  5% due 7/01/2027 (d)                                                                   $    2,070
                        2,750     Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (d)                   2,817
                        2,000     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                  (Paguay Redevelopment Project), 5.125% due 6/15/2033 (a)                                    2,061
                        2,100     Sacramento, California, Unified School District, GO (Election of 2002),
                                  5% due 7/01/2030 (g)                                                                        2,183
                        9,000     San Diego County, California, Water Authority, Water Revenue Refunding Bonds,
                                  COP, Series A, 5% due 5/01/2032 (g)                                                         9,258
                        2,725     San Mateo County, California, Community College District, GO (Election of 2001),
                                  Series A, 5% due 9/01/2026 (d)                                                              2,814
                        1,950     Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                  due 8/01/2028 (f)                                                                           2,014
                        3,150     Ventura County, California, Community College District, GO (Election of 2002),
                                  Series B, 5% due 8/01/2030 (g)                                                              3,274
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.9%         1,650     Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                  Series A, 5.50% due 3/01/2032 (c)                                                           1,749
                        1,600     Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                  Inc.), Series A, 5.50% due 12/01/2027 (j)                                                   1,660
                        1,000     Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                  Inc.), Series A, 5.50% due 12/01/2033 (j)                                                   1,031
                        9,000     E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                  Bonds, Series B, 5.485% due 9/01/2029 (g)(n)                                                2,866
                       11,125     Northwest Parkway, Colorado, Public Highway Authority (Convertible CABS), Revenue
                                  Bonds,  Series C, 5.345% due 6/15/2025 (f)(n)                                              10,132
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia    5,700     District of Columbia, GO, Series A, 4.75% due 6/01/2036 (d)                                 5,722
- 1.8%                  1,930     District of Columbia, Revenue Refunding Bonds (Catholic University of America),
                                  5.625% due 10/01/2009 (a)(h)                                                                2,020
                          570     District of Columbia, Revenue Refunding Bonds (Catholic University of America),
                                  5.625% due 10/01/2029 (a)                                                                     593
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.9%          2,235     Beacon Tradeport Community Development District, Florida, Special Assessment
                                  Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (j)            2,336
                        2,065     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series C, 5.25% due 11/15/2036                                   2,088
                        4,700     Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                  Refunding Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                  4,729
                        3,000     Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                  Airport), AMT, Series A, 5% due 10/01/2040 (b)                                              3,042
                        5,200     Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                                  5.125% due 1/01/2032 (d)                                                                    5,387
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.4%          3,500     Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General
                                  Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (f)                                     3,595
                        4,270     Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (f)                 4,411
                        1,200     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2033 (g)       1,234

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,675     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (g)  $    1,714
                        5,000     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)                   5,268
                        2,820     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                   2,962
                        4,785     Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe
                                  Power Corporation-Scherer), Series A, 6.80% due 1/01/2011                                   5,196
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Hawaii - 0.5%           2,000     Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (f)                                        2,118
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.7%        5,000     Chicago, Illinois, GO (Lakefront Millennium Parking Facilities),
                                  5.125% due 1/01/2009 (g)(h)                                                                 5,189
                        2,500     Chicago, Illinois, GO (Lakefront Millennium Parking Facilities),
                                  5.75% due 1/01/2012 (g)(h)                                                                  2,734
                        3,400     Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                  Third Lien, AMT, Series B-2, 5.75% due 1/01/2023 (f)                                        3,678
                        4,000     Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                  Third Lien, AMT, Series B-2, 5.75% due 1/01/2024 (f)                                        4,327
                        3,300     Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                  Third Lien, AMT, Series B-2, 6% due 1/01/2029 (b)                                           3,633
                            3     Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                  DRIVERS, AMT, Series 250, 7.505% due 1/01/2021 (g)(i)(m)                                        3
                        2,665     Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                  Third Lien, AMT, Series A-2, 5.75% due 1/01/2021 (f)                                        2,883
                        5,080     Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%
                                  due 11/15/2012 (a)(h)                                                                       5,480
                       28,525     Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                  5.212% due 6/15/2030 (a)(n)                                                                26,492
                        5,500     Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                  5% due 6/15/2032 (a)                                                                        5,635
                        7,000     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project), 5.50% due 12/15/2024 (d)               7,291
                        3,500     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (g)      3,773
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.7%          6,470     Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                                  Bonds (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (g)      6,756
                        5,055     Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                  (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (g)            5,268

-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.1%        5,100     Louisiana Local Government Environmental Facilities and Community Development
                                  Authority, Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                  6.30% due 7/01/2030 (a)                                                                     5,946
                        2,800     Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                  Series B, 5% due 6/01/2023 (a)                                                              2,915

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 7,300     Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75% due 5/01/2039 (f)    $    7,310
                        4,675     Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                  Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(n)                                   1,631
                        6,150     New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                  Sub-Series A, 5.25% due 7/15/2028 (a)                                                       6,405
                        5,000     New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                  Sub-Series A, 5% due 7/15/2033 (a)                                                          5,106
                          800     Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project),
                                  AMT, 4.70% due 11/01/2036 (a)                                                                 769
                        1,900     Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                  Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                  2,027
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.7%         7,115     Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                  5.25% due 9/01/2039 (b)                                                                     7,493
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Massachusetts - 8.3%    3,730     Massachusetts Bay, Massachusetts, Transportation Authority, General Transportation
                                  System Revenue Refunding Bonds, Series A, 7% due 3/01/2011 (g)                              4,117
                        3,550     Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                                  Transportation System), Series A, 7% due 3/01/2014 (g)                                      4,083
                       11,400     Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                  Senior Series A-2, 4.80% due 7/01/2032 (n)                                                  3,282
                        3,400     Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                  Senior Series A-2, 5.115% due 7/01/2035 (n)                                                   838
                        4,000     Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                  5.60% due 1/01/2045 (f)                                                                     4,189
                        2,200     Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80%
                                  due 12/01/2027 (f)                                                                          2,153
                            2     Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS,
                                  AMT, Series 501, 6.999% due 7/01/2009 (a)(i)                                                    2
                       14,400     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  Series A, 5% due 8/15/2030 (f)                                                             14,979
                        2,400     Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                  5.25% due 1/01/2014 (d)(h)                                                                  2,577
                        1,210     Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                  Series B, 5.125% due 8/01/2027 (g)                                                          1,259
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.8%         2,350     Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B,
                                  5% due 7/01/2036 (d)                                                                        2,428
                        2,300     Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                  Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                          2,361
                        1,000     Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                  (Oakwood Obligated Group), Series A, 5% due 7/15/2025                                       1,009
                        1,700     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                  Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (b)           1,798

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 3,300     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                  (Detroit Edison Company Pollution Control Project), AMT, Series C,
                                  5.65% due 9/01/2029 (b)                                                                $    3,456
                        5,800     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                  (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.45%
                                  due 12/15/2032 (b)                                                                          6,065
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Minnesota - 0.9%        4,190     Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue
                                  Bonds (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (o)(p)           4,213
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Nebraska - 2.0%         6,315     Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds,
                                  Series A, 5% due 4/01/2033 (f)                                                              6,500
                        2,300     Washington County, Nebraska, Wastewater Facilities Revenue Bonds
                                  (Cargill Inc. Project), AMT, 5.90% due 11/01/2027                                           2,469
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Nevada - 7.5%           4,100     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                  Series A, 5.50% due 9/01/2033 (j)                                                           4,245
                        2,000     Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                  Series A-2, 5% due 7/01/2030 (d)                                                            2,056
                       19,100     Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                  Series A-2, 5% due 7/01/2036 (d)                                                           19,570
                        2,300     Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A,
                                  4.75% due 9/01/2036 (d)                                                                     2,248
                        5,710     Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (f)(h)                    5,976
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New Hampshire - 3.5%   10,000     New Hampshire Health and Education Facilities Authority Revenue Bonds
                                  (Dartmouth-Hitchcock Obligation Group), 5.50% due 8/01/2027 (f)                            10,590
                        5,000     New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                  Company), AMT, Series D, 6% due 5/01/2021 (g)                                               5,164
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New Jersey - 4.4%         910     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                              969
                        1,385     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                            1,448
                        5,500     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                  5.25% due 7/01/2031 (g)                                                                     5,816
                        3,860     New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                  5.125% due 3/01/2028                                                                        4,016
                        7,500     New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                  5.125% due 3/01/2030                                                                        7,798
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New York - 5.9%         3,000     Metropolitan Transportation Authority, New York, Revenue Bonds, Series B,
                                  5% due 11/15/2035 (g)                                                                       3,107
                        8,990     Metropolitan Transportation Authority, New York, Transportation Revenue
                                  Bonds, Series A, 5% due 11/15/2032 (d)                                                      9,278
                       10,000     New York State Thruway Authority, General Revenue Refunding Bonds,
                                  Series G, 5% due 1/01/2032 (f)                                                             10,377
                        3,570     Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                  Series A-1, 5.25% due 6/01/2022 (a)                                                         3,753
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Ohio - 2.2%             2,500     Columbus, Ohio, City School District, GO (School Facilities Construction
                                  and Improvements), 5.25% due 12/01/2014 (f)(h)                                              2,712
                        2,000     Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health
                                  System-Jackson Hospital), 6.125% due 10/01/2009 (h)(j)                                      2,111
                        5,250     Ohio State Air Quality, Development Authority Revenue Bonds (Dayton Power
                                  and Light Company Project), 4.80% due 9/01/2036 (d)                                         5,171
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

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%       $ 1,000     Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                  International Airport), AMT, Series B, 6% due 6/01/2019 (d)                            $    1,045
                        1,000     Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                  International Airport), AMT, Series B, 6.125% due 6/01/2026 (d)                             1,048
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.0%     9,000     Pennsylvania State Public School Building Authority, School Lease Revenue
                                  Bonds (The School District of Philadelphia Project), 5% due 6/01/2013 (f)(h)                9,522
                        6,000     Pennsylvania State Public School Building Authority, School Lease Revenue
                                  Bonds (The School District of Philadelphia Project), 5.25% due 6/01/2013 (f)(h)             6,426
                        6,250     Philadelphia, Pennsylvania, Authority for Industrial Development, Lease
                                  Revenue Bonds, Series B, 5.50% due 10/01/2021 (f)                                           6,632
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South Carolina - 5.6%   3,750     Berkeley County, South Carolina, School District, Installment Lease Revenue
                                  Bonds (Securing Assets for Education Project), 5.125% due 12/01/2030                        3,883
                        3,200     Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                                  Revenue Refunding Bonds, 5% due 12/01/2029 (k)                                              3,298
                        8,800     Scago Educational Facilities Corporation for Pickens County School District,
                                  South Carolina, Revenue Bonds, 5% due 12/01/2031 (f)                                        9,111
                        8,900     South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A,
                                  5% due 10/01/2033 (a)                                                                       9,163
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Tennessee - 4.0%        7,850     Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                  Corporation), 5.875% due 10/01/2024 (a)                                                     8,274
                        5,000     Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds,
                                  AMT, Series D, 6.25% due 3/01/2018 (a)                                                      5,281
                        2,075     Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.10% due 7/01/2013 (a)        2,125
                        2,340     Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C, 6.20% due 7/01/2015 (a)        2,381
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Texas - 12.3%           2,000     Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                  Trust Certificates, Second Tier, Series B, 6% due 1/01/2011 (h)                             2,135
                        1,000     Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran
                                  General Health Care System), 6.50% due 7/01/2019 (c)                                        1,181
                        1,835     Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                  Bonds, AMT, Series A, 5.875% due 11/01/2017 (d)                                             1,943
                        2,145     Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                  Bonds, AMT, Series A, 5.875% due 11/01/2018 (d)                                             2,271
                        2,385     Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                  Bonds, AMT, Series A, 5.875% due 11/01/2019 (d)                                             2,526
                        2,600     Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                  Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (h)(j)                  2,816

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 6,000     Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                  Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (h)(j)             $    6,586
                        4,000     Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior
                                  Lien, Series G, 5.75% due 11/15/2020 (g)                                                    4,247
                        9,250     Leander, Texas, Independent School District, Capital Appreciation, GO,
                                  Refunding (School Building), 5.46% due 8/15/2028 (d)(n)                                     3,090
                       13,350     Leander, Texas, Independent School District, Capital Appreciation, GO,
                                  Refunding (School Building), 5.58% due 8/15/2035 (n)                                        2,961
                        6,150     Lewisville, Texas, Independent School District, Capital Appreciation and
                                  School Building, GO, Refunding, 4.748% due 8/15/2024 (d)(n)                                 2,657
                        7,150     North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                  5.125% due 12/15/2035 (g)                                                                   7,379
                        1,225     North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds,
                                  Series A, 5% due 1/01/2035 (f)                                                              1,259
                        2,098     Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                  (Professional Educators Home Loan Program), AMT, Series A-1, 5.50%
                                  due 12/01/2039 (o)(p)                                                                       2,202
                        7,200     Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                  First Tier, Series A, 5.75% due 8/15/2038 (a)                                               7,702
                        4,600     Travis County, Texas, Health Facilities Development Corporation, Revenue
                                  Refunding Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (g)(h)            4,889
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.7%            15,000     Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.),
                                  6.30% due 2/15/2015 (g)                                                                    16,881
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%         3,100     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                  Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                       3,322
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.7%       2,400     Port of Tacoma, Washington, Revenue Refunding Bonds, Series A,
                                  5.25% due 12/01/2014 (a)(h)                                                                 2,604
                        5,100     Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds,
                                  5% due 12/01/2032 (g)                                                                       5,219
                        4,125     Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)                            4,307
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds  (Cost - $590,313) - 134.7%                                         608,682
-----------------------------------------------------------------------------------------------------------------------------------
                                  Municipal Bonds Held in Trust (r)
-----------------------------------------------------------------------------------------------------------------------------------
California - 7.1%       5,700     California State, GO, Refunding, 5.25% due 2/01/2033 (j)                                    5,988
                       10,000     Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (b)(h)                             10,817
                       14,160     Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series B, 5.625% due 6/01/2013 (h)(k)                            15,409
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.3%         10,000     Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien Revenue
                                  Refunding Bonds, Series C, 5% due 1/01/2033 (f)                                            10,270
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 9.4%        10,000     Chicago, Illinois, Board of Education, GO (Chicago School Reform Project),
                                  5.75% due 12/01/2027 (a)                                                                   10,263
                       13,665     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                  Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2021 (g)                        14,409
                        5,000     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                  Refunding Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (g)                         5,212

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount     Municipal Bonds Held in Trust (r)                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $12,500     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                  Refunding Bonds, Third Lien, AMT, Series A, 5.375% due 1/01/2032 (g)                   $   12,883
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 0.9%    3,825     Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                  Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                                 3,997
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%       7,150     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (e)                        7,572
                        6,000     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (e)                        6,461
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%        13,840     New York City, New York, GO, Series B, 5.875% due 8/01/2016 (g)                            14,752
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 3.5%          15,000     Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (d)(h)         15,825
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 2.5%           10,470     Denton, Texas, Utility System Revenue Bonds, Series A, 6% due 12/01/2010 (f)(h)            11,177
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 3.6%      15,000     Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 1),
                                  Series A, 5.75% due 7/01/2017 (g)                                                          16,171
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (Cost - $156,872) - 35.7%                             161,206
-----------------------------------------------------------------------------------------------------------------------------------
                       Shares
                         Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        2,700     Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (l)(q)                                   2,700
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities  (Cost - $2,700) - 0.6%                                         2,700
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments  (Cost - $749,885*)  - 171.0%                                           772,588
                                  Other Assets Less Liabilities - 1.4%                                                        6,362
                                  Liabilities for Trust Certificates, Including Interest
                                      Expense Payable - (17.0%)                                                             (76,747)
                                  Preferred Stock, at Redemption Value - (55.4%)                                           (250,241)
                                                                                                                         ----------
                                  Net Assets Applicable to Common Stock - 100.0%                                         $  451,962
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 674,452
                                                                      =========
      Gross unrealized appreciation                                   $  23,983
      Gross unrealized depreciation                                      (2,002)
                                                                      ---------
      Net unrealized appreciation                                     $  21,981
                                                                      =========
(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Assured Guaranty Insured.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   Radian Insured.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        (4,016)          $123
      --------------------------------------------------------------------------

(m) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(n) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   FNMA/GNMA Collateralized.
(p)   FHLMC Collateralized.
(q)   Represents the current yield as of July 31, 2007.
(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------
                                                                    Notional       Unrealized
                                                                     Amount       Appreciation
      ----------------------------------------------------------------------------------------
      Pay a fixed rate of 3.697% and receive a floating rate based on
      1-Week Bond Market Association Rate

      Broker, JPMorgan Chase
      Expires August 2017                                          $  20,000        $ 307
      ----------------------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund, Inc.

Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Quality Fund, Inc.

Date: September 20, 2007